Consolidated Balance Sheets - USD ($)	Jul. 31, 2023	Apr. 30, 2023	Apr. 30, 2022
Current Assets
Cash and equivalents	$ 1,612,081	$ 2,569,766	$ 898,061
Accounts receivable	392,330	315,356
Inventories, net	2,871,049	2,978,986	2,320,359
Prepayments	1,083,820	1,547,243	727,654
Loan receivables			4,410,270
Other receivables and other current assets	455,403	550,836	272,052
Total Current Assets	6,703,751	8,285,797	9,057,859
Restricted cash – non-current	1,101	1,101	74,370
Property and equipment, net	620,561	671,463	552,395
Intangible assets	193,804	197,329	15,272
Security deposits	457,491	457,491	301,200
Investment under cost method – related parties	203,440	203,440	203,440
Investment under equity method	1,411,544
Operating lease right-of-use assets, net	22,036,537	22,545,190	15,895,258
Goodwill	2,222,211	2,222,211
Total Assets	33,850,440	34,584,022	26,099,794
Current Liabilities
Accounts payable	2,950,695	3,105,592	3,374,532
Note payable	150,000	150,000
Current portion of loan payables	285,489	370,828	498,252
Accrued expenses and other payables	809,001	867,796	1,435,344
Contract liabilities	370,836	449,334	370,929
Operating lease liabilities – current	1,780,559	1,761,182	1,065,852
Income taxes payable	1,081,699	961,034	443,150
Total Current Liabilities	8,139,646	8,372,661	7,542,614
Long-term loan payables	2,545,221	2,561,299	2,796,605
Other long-term payables	110,114	105,637	55,150
Operating lease liabilities – non-current	22,251,277	22,711,760	16,552,469
Deferred tax liability, net	38,649	40,408
Total Liabilities	33,084,907	33,791,765	26,946,838
Commitment and contingencies (Note 17)
Stockholders’ Equity (Deficit)
Accumulated retained earnings	417,771	522,710	(729,093)
Total Maison Solutions, Inc. Stockholders’’ Equity	419,371	524,310	(727,493)
Noncontrolling interests	346,162	267,947	(119,551)
Total Stockholders’ Equity (Deficit)	765,533	792,257	(847,044)
Total Liabilities and Stockholders’ Equity	33,850,440	34,584,022	26,099,794
Class A Common Stock
Stockholders’ Equity (Deficit)
Common stock, value	1,376	1,376	1,376
Class B Common Stock
Stockholders’ Equity (Deficit)
Common stock, value	224	224	224
Related Parties
Current Assets
Accounts receivable – related parties	255,073	289,615	409,463
Other receivable – related parties	33,995	33,995	20,000
Current Liabilities
Accounts payable – related parties	469,782	465,310
Other payables – related parties	$ 241,585	$ 241,585	$ 354,555